Prepaid Expense - Schedule of Prepaid Expense (Details) - EUR (€)	Jun. 30, 2026	Dec. 31, 2025
Schedule of Prepaid Expense [Abstract]
Advancement to suppliers for inventory	€ 3,541,922	€ 3,338,500
Advancement for PP&E under construction	11,683	11,683
Conference	62,413	100,976
Insurance	93,823	188,983
Security deposits and others	2,430	2,935
Total	€ 3,712,271	€ 3,643,077